Income Taxes - Schedule of unrecognized tax benefits roll forward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Balance at the beginning of the fiscal year	$ 50	$ 40	$ 23
Additions for tax positions taken in current year	11	12	25
Unrecognized tax benefits acquired as part of the Combination	427	0	0
Additions for tax positions taken in prior years	1	0	0
Reductions for tax positions taken in prior years	0	(1)	(2)
Reductions due to settlements	(8)	0	(1)
Currency translation adjustments	(6)	0	0
Reductions as a result of a lapse of the applicable statute of limitations	(3)	(1)	(5)
Balance at the end of the fiscal year	$ 472	$ 50	$ 40